Goodwill, net - Schedule of key assumptions and inputs used to extrapolate cash flow projections (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Procaps S.A. de C.V.
Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate	16.50%	16.50%
No. of years used In projection (In Years)	5 years	6 years
Fixed annual growth rate	4.00%	3.00%
Average sales growth rate	0.60%	15.00%
Average gross margin	52.80%	53.00%
Biokemical S.A. de C.V.
Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate	16.50%	16.50%
No. of years used In projection (In Years)	5 years	6 years
Fixed annual growth rate	4.00%	3.00%
Average sales growth rate	0.90%	12.60%
Average gross margin	39.40%	41.20%
Rymco
Schedule of key assumptions and inputs used to extrapolate cash flow projections [Line Items]
Post-Tax Discount Rate		17.50%
No. of years used In projection (In Years)	5 years	5 years
Fixed annual growth rate	0.00%	3.00%
Average sales growth rate	0.00%	(3.50%)
Average gross margin	0.00%	28.00%